CONDENSED BALANCE SHEETS (Parentheticals) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Class A common stock subject to possible redemption	15,962,947	16,115,493
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized				100,000,000
Cepton Technologies, Inc
Preferred stock par value (in Dollars per share)	$ 0.00001		$ 0.00001		$ 0.00001
Preferred stock, shares authorized	22,806,009		22,806,009		16,872,475
Preferred stock, shares issued	21,671,491		21,671,491		15,342,075
Preferred stock, shares outstanding	21,671,491		21,671,491		15,342,075
Common stock, par value (in Dollars per share)	$ 0.00001		$ 0.00001		$ 0.00001
Common stock, shares authorized	75,000,000		75,000,000		60,000,000
Common stock, shares issued	27,412,984		27,184,882		27,004,791
Common stock, shares outstanding	27,412,984		27,184,882		27,004,791
Aggregate liquidation preference (in Dollars)	$ 96.7		$ 96.7		$ 43.7
Class A Common Stock
Class A common stock subject to possible redemption		16,115,493		0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock, shares issued	1,287,053	1,134,507		0
Common stock, shares outstanding	1,287,053	1,134,507		0
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000		10,000,000
Common stock, shares issued	4,312,500	4,312,500		4,312,500
Common stock, shares outstanding	4,312,500	4,312,500		4,312,500
Class F stock | Cepton Technologies, Inc
Common stock, par value (in Dollars per share)	$ 0.00001		$ 0.00001		$ 0.00001
Common stock, shares authorized	8,402,000		8,402,000		8,450,000
Common stock, shares issued	8,372,143		8,372,143		8,402,000
Common stock, shares outstanding	8,372,143		8,372,143		8,402,000